Document and Entity Information	9 Months Ended
Sep. 30, 2016
Document and Entity Information
Entity Registrant Name	Extraction Oil & Gas, Inc.
Entity Central Index Key	0001655020
Document Type	S-1/A
Document Period End Date	Sep. 30, 2016
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Current Fiscal Year End Date	--12-31
Pre-Effective Amendment Number	2